CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(a) The following table provides a reconciliation of Cash and Restricted Cash to amounts presented within the consolidated balance sheets:
Cash	$ 5,731,691	$ 5,446,138	$ 28,106,671
Restricted Cash	0	521,829	142,235
Cash and Restricted Cash, end	$ 5,731,691	$ 5,967,967	$ 28,248,906